Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of financial information of the Consolidated VIEs and their subsidiaries

The following financial information of the consolidated VIEs and their subsidiaries was recorded in the accompanying consolidated financial statements:

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
Cash and cash equivalents and short-term investments	15,943	24,057
Investments in equity method investees and equity securities and other investments	37,647	40,597
Accounts receivable, net of allowance	22,003	19,023
Amounts due from non-VIE subsidiaries of the Company	28,377	26,863
Property and equipment, net and intangible assets, net	8,608	9,779
Others	25,927	25,207
Total assets	138,505	145,526

Amounts due to non-VIE subsidiaries of the Company	89,271	90,314
Accrued expenses, accounts payable and other liabilities	38,826	39,612
Deferred revenue and customer advances	13,570	14,051
Total liabilities	141,667	143,977

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Revenue (i)	93,029	111,498	112,270
Net income	2,557	5,944	2,442
Net cash provided by operating activities	329	19,932	4,378
Net cash used in investing activities	(18,445)	(16,710)	(2,044)
Net cash provided by (used in) financing activities	14,463	(9,904)	1,386

(i)
Revenue generated by the VIEs are primarily from cloud services, digital media and entertainment services and others.

Schedule of estimated useful lives of property and equipment

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment and others	3 – 10 years
Buildings and other property	10 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets other than licensed copyrights

User base and customer relationships	3 – 16 years
Trade names, trademarks and domain names	5 – 20 years
Developed technology and patents	2 – 7 years
Non-compete agreements	over the contracted term of up to 10 years